Equity-accounted investees - Investments in Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity-accounted investees [Line Items]
Investments accounted for using equity method	$ 54,386	$ 39,824	$ 85,993
Investments accounted for using the equity method of accounting
Equity-accounted investees [Line Items]
Investments accounted for using equity method	26,278	24,112	60,023
Share in profit (loss) of associates accounted for using the equity method	11,481	4,654	7,118
Share in other comprehensive income of associates accounted for using the equity method	(498)	360	382
Share in total comprehensive income of associates accounted for using the equity method	10,983	5,014	7,500
Abu Dhabi Fertilizer Industries WWL
Equity-accounted investees [Line Items]
Investments accounted for using equity method	0	0	11,505
Share in profit (loss) of associates accounted for using the equity method	0	0	(156)
Share in other comprehensive income of associates accounted for using the equity method	0	0	0
Share in total comprehensive income of associates accounted for using the equity method	0	0	(156)
Doktor Tarsa Tarim Sanayi AS
Equity-accounted investees [Line Items]
Investments accounted for using equity method	0	0	0
Share in profit (loss) of associates accounted for using the equity method	0	0	4,031
Share in other comprehensive income of associates accounted for using the equity method	0	0	0
Share in total comprehensive income of associates accounted for using the equity method	0	0	4,031
Ajay North America
Equity-accounted investees [Line Items]
Investments accounted for using equity method	17,654	15,899	14,468
Share in profit (loss) of associates accounted for using the equity method	5,351	2,802	2,191
Share in other comprehensive income of associates accounted for using the equity method	0	0	0
Share in total comprehensive income of associates accounted for using the equity method	5,351	2,802	2,191
Ajay Europe SARL
Equity-accounted investees [Line Items]
Investments accounted for using equity method	8,624	8,213	7,875
Share in profit (loss) of associates accounted for using the equity method	6,130	1,852	1,029
Share in other comprehensive income of associates accounted for using the equity method	(498)	360	756
Share in total comprehensive income of associates accounted for using the equity method	5,632	2,212	1,785
SQM Eastmed Turkey
Equity-accounted investees [Line Items]
Investments accounted for using equity method	0	0	0
Share in profit (loss) of associates accounted for using the equity method	0	0	247
Share in other comprehensive income of associates accounted for using the equity method	0	0	0
Share in total comprehensive income of associates accounted for using the equity method	0	0	247
Kore Potash PLC
Equity-accounted investees [Line Items]
Investments accounted for using equity method	0	0	26,175
Share in profit (loss) of associates accounted for using the equity method	0	0	(224)
Share in other comprehensive income of associates accounted for using the equity method	0	0	(374)
Share in total comprehensive income of associates accounted for using the equity method	$ 0	$ 0	$ (598)